Revenue and Profit Deferrals (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended							12 Months Ended		0 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 25, 2012	Dec. 31, 2013 Solar Wafer Supply Agreement [Member]	Mar. 31, 2013 Solar Wafer Supply Agreement [Member]	Dec. 31, 2013 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Sep. 25, 2012 Solar Wafer Supply Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Recognition of Deferred Revenue															$ 37.1
Contract resolution, cash deposit					53.0
Contract Receivable, Due One Year or Less					67.0
Deferred revenue prior to the resolution of long-term solar wafer supply					56.4
Deferred Revenue	244.7		0.7		176.4	244.7	288.3	0.7			175.7	0.7	242.1	259.1
Deferred Revenue, Additions													2.5
Deferred revenue recognized	32.3		6.9	19.4	149.4	(60.4)	(73.8)	(67.9)					0.9
Gintech non refundable deposit retained									21.9
Gain (Loss) on Contract Termination		25.0				22.9
Congery deposit refunded										21.3
Conergy deposit collected										26.7
Conergy O&M future cash receipt										3.0
Gintech refundable deposit to be repaid									35.1
Conergy cash O&M cash collection	$ 2.0					$ 2.0